Prepayments, other receivables and other assets	12 Months Ended
Dec. 31, 2022
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Prepayments, other receivables and other assets
7.	Prepayments, other receivables and other assets
The detail information of prepayments, other receivables and other assets for the years ended December 31, 2021 and 2022 is as below:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepayments to charging stations	31,791	222,276
Prepayments for chargers procurement	5,106	35,519
Prepayment for rental facility and utilities	5,615	3,166
Prepayments for miscellaneous	2,146	1,583
Value-added tax deductible	32,367	2,628
Others	34,098	30,369
Receivables from related parties	556	—
Credit loss allowance on other receivables	(5,162)	(6,340)
Impairment on prepayment	(684)	(1,766)

Total	105,833	287,435

The

credit quality of the financial assets included in prepayments, other receivables and other assets is considered to be “normal” when they are not past due and there is no
information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.
Exp
ec
ted credit losses for other receivables are estimated by applying a loss rate approach with reference to the days past due for groupings of parties with similar loss patterns. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate. For the credit risk of financial assets included in other receivables as of December 31, 2021 and 2022: RMB29.5 million and RMB24.0 million is at Stage 1 and the Group estimated that the expected credit loss for these receivables were minimal under the 12-month expected loss method; RMB5.2 million and RMB6.3 million is at Stage 3 and impairment allowances was fully made for these receivables.
During the year ended December 31, 2021 and 2022, the Group made credit loss provision on other receivables of RMB3.9 million and RMB1.2 million, respectively, which are mainly related to doubtful other receivables.